Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 10 – Fair Value of Financial Instruments

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis on September 30, 2021, and December 31, 2020.

	Fair value measured at September 30, 2021
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Fair value at September 30,
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$-	$-	$-	$-

	Fair value measured at December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2020
Derivative liability	$-	$-	$807,682	$807,682

Note 12 – Fair Value of Financial Instruments

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis on December 31, 2020 and 2019.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$807,692	$807,682

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,488,423	$1,488,423